Leases (Details) - Schedule of Lease Expense - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Expense Abstract
Operating lease cost	$ 234	$ 184	$ 690	$ 456	$ 721	$ 478
Short-term lease cost			145
Total lease cost	$ 234	$ 184	$ 835	$ 456	$ 721	$ 478